Property and Equipment, net (Tables)	6 Months Ended
Jun. 30, 2025
Property and Equipment, net [Abstract]
Schedule of Property and Equipment

Property and
Equipment
Accumulated
Depreciation
Net Book
Value
Balance, December 31, 2024 $ 34,660 $ (7,485) $ 27,175
- Additions in property and equipment 851 - 851
- Depreciation for the period - (497) (497)
Balance, June 30, 2025 $ 35,511 $ (7,982) $ 27,529